OPERATING EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
OPERATING EXPENSES
Schedule of operating expenses

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Cost of revenues	13,018,053	11,625,209
Research and development expenses	1,500,488	572,851
General and administrative expenses	5,668,357	3,390,391
Selling and marketing expenses	3,210,771	235,184
Total	23,397,669	15,823,635

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenue	27,092,577	16,955,555	9,602,058
Research and development expenses	1,877,907	1,038,547	541,241
General and administrative expenses	9,040,589	6,053,503	3,234,773
Selling and marketing expenses	1,646,144	1,256,315	257,330
Total	39,657,217	25,303,920	13,635,402

Schedule of cost of revenue

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Depreciation and amortization expense	4,283,624	4,495,893
Personnel expenses	4,035,574	2,960,103
Operating lease expense	1,866,242	1,241,347
Rental vehicle maintenance and repair expense	1,275,011	1,112,386
Data cost expense	638,195	613,084
Electricity expense	236,644	179,032
Disposal of assets expense	162,186	—
Fuel expenses	131,491	376,893
Commission expenses	107,703	135,485
Short-term lease expenses	58,232	209,043
Warehouse expense	53,454	45,947
Occupancy tax expense	34,359	69,080
Service vehicle maintenance expense	14,540	80,379
Travelling expense	3,425	11,873
Other	117,573	94,664
Total	13,018,053	11,625,209

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Depreciation and amortization expense	8,456,349	5,203,696	2,411,051
Personnel expenses	7,702,964	5,188,288	3,422,051
Rental vehicle maintenance and repair expense	3,412,207	2,578,642	947,446
Operating lease expense	3,390,748	886,151	298,218
Data cost expense	1,388,243	698,599	277,097
Fuel expenses	771,863	270,161	224,160
Electricity expense	439,664	145,896	67,660
Commission expenses	327,227	259,271	206,419
Service vehicle maintenance expense	236,760	242,188	74,089
Short-term lease expenses	154,905	553,431	862,087
Disposal of assets expense	143,527	178,619	12,045
Occupancy tax expense	111,153	554,253	637,240
Warehouse expense	109,796	62,478	35,040
Travelling expense	23,098	19,637	30,317
Invoicing expenses	14,738	15,647	66,079
Other	409,335	98,598	31,059
Total	27,092,577	16,955,555	9,602,058

Schedule of general and administrative expenses

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Personnel expenses	3,483,562	2,343,861
Consulting & legal expense	1,140,305	294,691
Depreciation and amortization expense	388,302	337,729
Office expenses	153,029	119,601
Transportation expense	95,688	72,816
Communication expense	90,680	67,014
Travelling expense	38,212	32,065
Non-income-based tax expense	19,033	12,791
Other	259,546	109,823
Total	5,668,357	3,390,391

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Personnel expenses	5,876,014	3,154,926	1,951,917
Consulting & legal expense	1,334,304	1,466,165	416,836
Depreciation and amortization expense	640,590	269,341	310,585
Office expenses	301,422	169,816	238,243
Transportation expense	161,727	137,632	150,652
Travelling expense	148,672	21,647	41,161
Software expense	134,423	102,518	30,444
Communication expense	87,886	119,500	5,410
Non-income-based taxes	37,820	446,764	44,189
Other	317,731	165,194	45,336
Total	9,040,589	6,053,503	3,234,773

Schedule of selling and marketing expenses

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Social media expense	1,346,098	183,531
Advertising consulting expense	989,918	45,376
Promotion expense	454,897	—
Rider referral program expenses	295,503	—
Personnel expense	22,560	—
Other	101,795	6,277
Total	3,210,771	235,184

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Social media expense	1,046,590	148,110	31,298
Promotional operating expense	257,039	102,207	40,576
Advertising consulting expense	178,403	78,736	105,334
Fair stand expense	80,000	17,255	33,648
Rider referral program expense	66,586	105,756	42,994
Promotional product expense	1,181	801,545	—
Other	16,345	2,706	3,480
Total	1,646,144	1,256,315	257,330